Business overview	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Business overview

1.	Business overview

Summary of business

COSCIENS Biopharma Inc. and its subsidiaries (the “Company”), formerly Aeterna Zentaris Inc., is a Life Science company developing and commercializing a diversified portfolio of products for the cosmeceutical, nutraceutical and pharmaceutical markets. These products are produced using the Company’s proprietary technologies. The Company’s patented technologies include the Pressurized Gas eXpanded (PGX) technology, which is a unique technology that generates high-value yields of active ingredients from natural based resources for use in novel cosmeceutical, nutraceutical and pharmaceutical products. The Company’s two value-driving products, oat beta glucan and avenanthramides, are found in many household name cosmetic and personal care brands. These products are manufactured from the Company’s proprietary oat extraction manufacturing technology and are known for their well-documented health benefits.

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

During the year ended December 31, 2025, the Company incurred a net loss and had negative cash flow from operating activities of $10,358 and $8,473, respectively. As at December 31, 2025, the Company had an accumulated deficit of $20,508. Subsequent to year end, on March 5, 2026, the Company announced the strategic decision to cease funding its German subsidiaries, Aeterna Zentaris GmbH (“AEZS Germany”), and its wholly-owned subsidiary Zentaris IVF GmbH. As a result, the Company’s subsidiary, AEZS Germany, and its wholly owned subsidiary Zentaris IVF GmbH filed for insolvency as further described in note 29.

Assessing the Company’s ability to continue as a going concern necessitates significant judgment, relying on detailed financial forecasts with inherent estimates related to future sales, operating costs, research and development expenses, and capital expenditures. While the Company currently anticipates that its cash on hand and projected future cash flows from operations will be sufficient to cover its financial liabilities as they become due for at least the next twelve months from the issuance date of these consolidated financial statements, these future cash flows are subject to several factors beyond the Company’s control.

As discussed in Note 12, the Company has experienced a sustained decline in revenues and has incurred continuous operating losses during the current and prior fiscal period, raising substantial doubt about the Company’s ability to continue as a going concern. In addition, a significant portion of the Company’s revenue is derived from a single customer primarily located in the United States (Note 26), exposing the Company to potential volatility in cash flows. Furthermore, on August 1st, 2025, the President of the United States issued executive orders imposing 35% tariffs on imports from Canada, up from the previous 25%, with an exemption for The Canada-United States-Mexico Agreement (“CUSMA”)-compliant goods. Although the Company’s product sales to the US are CUSMA compliant, the Company is monitoring the potential direct and indirect impacts of tariffs, retaliatory tariffs, or other trade protectionist measures. As a result, the Company is exposed to uncertainty in cash flows from operations and consequently, there is no assurance that projected revenue and positive cash flows will be realized. Failure to achieve these projections could require the Company to reduce or curtail operations and development activities, harming the business, financial condition, and results of operations. The Company has implemented a comprehensive strategic plan that focuses on initiatives to conserve cash. As part of this plan, management is actively evaluating its overall manufacturing process and procurement strategy to identify potential areas for future margin improvement and cost reduction. Actions taken to date included reduced spending on research and development activities, lowering capital expenditures and the restructuring of operations. The Company has begun executing the strategic plan and will continue to do so as necessary, based on cash availability. There is no assurance on the availability of future funding which could impact the Company’s ability to continue as a going concern.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

As such, there is material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these consolidated financial statements.

The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might be necessary if the going concern assumption was not appropriate. If the going concern assumption was not appropriate for these financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, and the classification of items in the consolidated statements of financial position. Such adjustments could be material.

Transaction

On December 14, 2023, Aeterna Zentaris Inc. (“Aeterna”) and Ceapro Inc. (“Ceapro”) entered into a binding arrangement agreement pursuant to which Aeterna would acquire all of the issued and outstanding common shares of Ceapro (the “Transaction”) by way of a plan of arrangement pursuant to which, at closing, each outstanding Ceapro common share would be exchanged for 0.02360 of a Aeterna common share (the “Plan of Arrangement”). Additionally, as part of the Transaction, Aeterna would issue to its shareholders immediately prior to the closing of the Transaction, 0.47698 of a share purchase warrant (“New Warrant”) for each Aeterna common share or warrant held. On March 12, 2024, the shareholders of both Ceapro and Aeterna approved the Plan of Arrangement at their respective special meetings. On March 28, 2024, the Court of Kings Bench of Alberta approved the Plan of Arrangement. On May 3, 2024, Aeterna effected a 4:1 share consolidation of its then existing shares. The underlying share and warrants of Aeterna that survived the Transaction have been retrospectively adjusted to reflect such consolidation. The Transaction was consummated on June 3, 2024.

In conjunction with the Transaction, at the annual general meeting on July 16, 2024, the shareholders approved a special resolution authorizing the Board to change the Company name from “Aeterna Zentaris Inc.” to “COSCIENS Biopharma Inc.” On August 6, 2024, the company filed articles of amendment pursuant to the Canada Business Corporations Act to effect this name change.

Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis. For financial reporting and accounting purposes, Ceapro is the acquirer of Aeterna in Transaction. The consolidated financial statements of COSCIENS Biopharma Inc. as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 reflect the results of operations and financial position of Ceapro for the periods presented and includes the results of operations of Aeterna subsequent to the Transaction, which was completed on June 3, 2024. Refer to Note 5 for additional information.

Reporting entity

The accompanying consolidated financial statements include the accounts of COSCIENS Biopharma Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly owned subsidiaries (the “Group”). COSCIENS Biopharma Inc. is the ultimate parent company of the Group. The Company currently has five wholly-owned direct and indirect subsidiaries, Ceapro Inc. and its wholly-owned subsidiary Ceapro (P.E.I.), based in Canada, Aeterna Zentaris GmbH (“AEZS Germany”) and its wholly-owned subsidiary Zentaris IVF GmbH, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the US.

The registered office of the Company is located at 22 Adelaide Street West, Suite 3400, Bay Adelaide Centre, Est Tower, Toronto, Ontario M5H 4E3, Canada.

The Company’s common shares are listed on both the Toronto Stock Exchange under the symbol CSCI (previously AEZS) and on the OTC Market under the symbol CSCIF (previously listed on NASDAQ under CSCI and AEZS).

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)